Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant liabilities	$ 25,471	$ 49,293
Convertible notes, current portion in related party			$ 8,000
Convertible notes, non-current in related party			$ 3,750
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized (in shares)	0	131,411,372	4,421,633
Redeemable convertible preferred stock, shares issued (in shares)	0	88,434,754	4,384,348
Redeemable convertible preferred stock, shares outstanding (in shares)	0	88,434,754	4,384,348
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 41,791	$ 40,272
Common stock, par value	$ 0.0001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	1,000,000,000	210,956,516	14,063,768
Common stock, shares issued (in shares)	161,449,205	33,327,294	7,902,406
Common stock, shares outstanding (in shares)	161,449,205	33,327,294	7,902,406
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	100,000,000	0
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Previously Reported [Member]
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Related Party
Warrant liabilities	$ 5,154	$ 0